Income Taxes (Details) - Schedule of Components of (Loss)/Gain Before Income Taxes - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023
Schedule of Components of (Loss)/Gain Before Income Taxes [Abstract]
Domestic	$ (2,463,842)	$ (9,698,563)	$ (2,182,865)	$ (31,176,668)	$ (11,618,649)	$ (28,261,210)
Foreign	(888,133)	(2,703,724)	(3,700,689)	(10,006,751)	(22,658,602)	(33,770,866)
(Loss) before income taxes	$ (3,351,975)	$ (12,402,287)	$ (5,883,554)	$ (41,183,419)	$ (34,277,251)	$ (62,032,076)